SCHEDULE OF BANK LOANS (Details) (Paranthetical) - USD ($)		Oct. 14, 2022	Jul. 30, 2022	Jan. 06, 2022	Sep. 16, 2021	Jul. 07, 2021	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans								$ 418,315
Bank Of Jiangsu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans	[1]							39,437
Shenzhen Qianhai Weizhong Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans	[2]							123,945
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans	[3]							$ 254,933
Loan Agreement [Member] | Bank Of Jiangsu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans			$ 43,496			$ 47,054
Long-term bank loan			Jul. 30, 2023			Jul. 07, 2022
Interest rate			7.134%			7.1775%
Loan Agreement [Member] | Bank Of Jiangsu [Member] | Extended Maturity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term bank loan			Oct. 31, 2023
Loan Agreement [Member] | Shenzhen Qianhai Weizhong Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term bank loan					Sep. 16, 2023
Interest rate					8.46%
Long-term bank loan					$ 414,072
Loan Agreement [Member] | Shenzhen Qianhai Weizhong Bank [Member] | Extended Maturity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term bank loan					Mar. 16, 2024
Loan Agreement [Member] | China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans		$ 71,768		$ 217,045
Long-term bank loan		Oct. 14, 2023		Jan. 06, 2023
Interest rate		3.90%		4.0525%
Loan Agreement [Member] | China Construction Bank [Member] | Extended Maturity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term bank loan				Apr. 16, 2023

[1]	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum. The maturity date of this loan is extended to October 31, 2023.
[2]	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr. Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen. The maturity date of this loan is extended to March 16, 2024
[3]	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. And the maturity date of this loan is extended to April 16, 2023.On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.